Statutory reserves and restricted net assets - Condensed balance sheets of the parent company (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 29, 2019 $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 28, 2018 $ / shares shares	Jul. 06, 2018 $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Current assets
Cash and cash equivalents	¥ 40,969,979	$ 6,278,924	¥ 24,319,332	$ 3,727,101		¥ 9,115,649			¥ 5,236,100
Short-term Investments	15,688,321	2,404,340	1,844,595
Amounts due from related parties	484,349	74,230	927,306
Prepayments, receivables and other assets	4,677,378	716,840	5,292,996
Non-current assets
Intangible assets, net	1,642,651	251,747	2,560,442
Other non-current assets	994,394	152,398	725,550
TOTAL ASSETS	104,295,536	15,983,990	67,265,312
Current liabilities
Accrued expenses and other current liabilities	2,950,078	452,119	3,002,841
TOTAL LIABILITIES	37,503,020	5,747,589	35,729,720
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	0	0	40,372,895			¥ 22,662,309			¥ 17,597,423
KE Holdings Inc. shareholders' equity (deficit)
Ordinary Shares	482	74	202
Additional paid-in capital	77,433,882	11,867,262	2,533,889
Accumulated other comprehensive income (loss)	(1,834,087)	(281,086)	63,308
Accumulated deficit	(9,227,664)	(1,414,202)	(11,775,637)
Total KE Holdings Inc. shareholders' equity (deficit)	66,765,447	10,232,252	(8,924,506)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY (DEFICIT)	¥ 104,295,536	$ 15,983,990	¥ 67,265,312
Convertible Redeemable Preferred Shares, par value | $ / shares		$ 0.00002
Convertible redeemable preferred shares, shares outstanding	0	0	1,510,766,620	1,510,766,620		973,394,040			849,801,670
Ordinary Shares, par value | $ / shares		$ 0.00002		$ 0.00002				$ 0.00002
Ordinary Shares, shares authorized	25,000,000,000	25,000,000,000	25,000,000,000	25,000,000,000				2,500,000,000
Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	¥ 0	$ 0	¥ 6,406,056			¥ 6,039,616			¥ 7,508,263
KE Holdings Inc. shareholders' equity (deficit)
Convertible Redeemable Preferred Shares, par value | $ / shares				$ 0.00002			$ 0.00002
Convertible redeemable preferred shares, shares authorized	0	0	750,000,000	750,000,000			750,000,000
Convertible redeemable preferred shares, shares issued	0	0	298,483,760	298,483,760
Convertible redeemable preferred shares, shares outstanding	0	0	298,483,760	298,483,760		298,483,760			397,021,435
Convertible redeemable preferred shares, redemption value | ¥			¥ 6,406,056
Series C Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	¥ 0	$ 0	¥ 12,118,251			¥ 11,288,505			¥ 10,089,160
KE Holdings Inc. shareholders' equity (deficit)
Convertible Redeemable Preferred Shares, par value | $ / shares				$ 0.00002			$ 0.00002
Convertible redeemable preferred shares, shares authorized	0	0	750,000,000	750,000,000			750,000,000
Convertible redeemable preferred shares, shares issued	0	0	470,568,175	470,568,175
Convertible redeemable preferred shares, shares outstanding	0	0	470,568,175	470,568,175		470,568,175			452,780,235
Convertible redeemable preferred shares, redemption value | ¥			¥ 12,118,251
Series D Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	¥ 0	$ 0	¥ 11,831,223			¥ 5,334,188			¥ 0
KE Holdings Inc. shareholders' equity (deficit)
Convertible Redeemable Preferred Shares, par value | $ / shares				$ 0.00002			$ 0.00002
Convertible redeemable preferred shares, shares authorized	0	0	1,000,000,000	1,000,000,000			1,000,000,000
Convertible redeemable preferred shares, shares issued	0	0	430,835,530	430,835,530
Convertible redeemable preferred shares, shares outstanding	0	0	430,835,530	430,835,530		204,342,105			0
Convertible redeemable preferred shares, redemption value | ¥			¥ 11,831,223
Series D+ Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	¥ 0	$ 0	¥ 10,017,365			¥ 0			¥ 0
KE Holdings Inc. shareholders' equity (deficit)
Convertible Redeemable Preferred Shares, par value | $ / shares				$ 0.00002	$ 0.00002
Convertible redeemable preferred shares, shares authorized	0	0	750,000,000	750,000,000	750,000,000
Convertible redeemable preferred shares, shares issued	0	0	310,879,155	310,879,155
Convertible redeemable preferred shares, shares outstanding	0	0	310,879,155	310,879,155					0
Convertible redeemable preferred shares, redemption value | ¥			¥ 10,017,365
Class A Ordinary Shares
KE Holdings Inc. shareholders' equity (deficit)
Ordinary Shares, par value | $ / shares							$ 0.00002
Ordinary Shares, shares authorized	23,614,698,720	23,614,698,720	23,614,698,720	23,614,698,720	20,500,000,000		21,250,000,000
Ordinary Shares, shares issued	2,666,966,855	2,666,966,855	584,865,410	584,865,410
Ordinary Shares, shares outstanding	2,666,966,855	2,666,966,855	584,865,410	584,865,410
Class B Ordinary Shares
KE Holdings Inc. shareholders' equity (deficit)
Ordinary Shares, par value | $ / shares							$ 0.00002
Ordinary Shares, shares authorized	885,301,280	885,301,280	885,301,280	885,301,280			1,250,000,000
Ordinary Shares, shares issued	885,301,280	885,301,280	885,301,280	885,301,280
Ordinary Shares, shares outstanding	885,301,280	885,301,280	885,301,280	885,301,280
Ordinary shares to be designated
KE Holdings Inc. shareholders' equity (deficit)
Ordinary Shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Parent
Current assets
Cash and cash equivalents | ¥	¥ 3,261,585		¥ 12,525,274
Short-term Investments | ¥	3,903,368		0
Amounts due from related parties | ¥	34,414		0
Amounts due from subsidiaries and VIEs | ¥	2,618,824		69,763
Prepayments, receivables and other assets | ¥	20,468		25,679
Non-current assets
Investment in subsidiaries and VIEs | ¥	57,035,601		16,630,877
Intangible assets, net | ¥	0		2,075,420
Other non-current assets | ¥	0		145,806
TOTAL ASSETS | ¥	66,874,260		31,472,819
Current liabilities
Accrued expenses and other current liabilities | ¥	108,813		24,430
TOTAL LIABILITIES | ¥	108,813		24,430
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY | ¥	0		40,372,895
KE Holdings Inc. shareholders' equity (deficit)
Ordinary Shares | ¥	482		202
Additional paid-in capital | ¥	77,433,882		2,533,889
Accumulated other comprehensive income (loss) | ¥	(1,834,087)		63,308
Accumulated deficit | ¥	(8,834,830)		(11,521,905)
Total KE Holdings Inc. shareholders' equity (deficit) | ¥	66,765,447		(8,924,506)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY (DEFICIT) | ¥	¥ 66,874,260		¥ 31,472,819
Ordinary Shares, par value | $ / shares		$ 0.00002		$ 0.00002
Ordinary Shares, shares authorized	25,000,000,000	25,000,000,000	25,000,000,000	25,000,000,000
Parent | Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY | ¥	¥ 0		¥ 6,406,056
KE Holdings Inc. shareholders' equity (deficit)
Convertible Redeemable Preferred Shares, par value | $ / shares				$ 0.00002
Convertible redeemable preferred shares, shares authorized	0	0	750,000,000	750,000,000
Convertible redeemable preferred shares, shares issued	0	0	298,483,760	298,483,760
Convertible redeemable preferred shares, shares outstanding	0	0	298,483,760	298,483,760
Convertible redeemable preferred shares, redemption value | ¥			¥ 6,406,056
Parent | Series C Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY | ¥	¥ 0		¥ 12,118,251
KE Holdings Inc. shareholders' equity (deficit)
Convertible Redeemable Preferred Shares, par value | $ / shares				$ 0.00002
Convertible redeemable preferred shares, shares authorized	0	0	750,000,000	750,000,000
Convertible redeemable preferred shares, shares issued	0	0	470,568,175	470,568,175
Convertible redeemable preferred shares, shares outstanding	0	0	470,568,175	470,568,175
Convertible redeemable preferred shares, redemption value | ¥			¥ 12,118,251
Parent | Series D Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY | ¥	¥ 0		¥ 11,831,223
KE Holdings Inc. shareholders' equity (deficit)
Convertible Redeemable Preferred Shares, par value | $ / shares				$ 0.00002
Convertible redeemable preferred shares, shares authorized	0	0	1,000,000,000	1,000,000,000
Convertible redeemable preferred shares, shares issued	0	0	430,835,530	430,835,530
Convertible redeemable preferred shares, shares outstanding	0	0	430,835,530	430,835,530
Convertible redeemable preferred shares, redemption value | ¥			¥ 11,831,223
Parent | Series D+ Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY | ¥	¥ 0		¥ 10,017,365
KE Holdings Inc. shareholders' equity (deficit)
Convertible Redeemable Preferred Shares, par value | $ / shares				$ 0.00002
Convertible redeemable preferred shares, shares authorized	0	0	750,000,000	750,000,000
Convertible redeemable preferred shares, shares issued	0	0	310,879,155	310,879,155
Convertible redeemable preferred shares, shares outstanding	0	0	310,879,155	310,879,155
Convertible redeemable preferred shares, redemption value | ¥			¥ 10,017,365
Parent | Class A Ordinary Shares
KE Holdings Inc. shareholders' equity (deficit)
Ordinary Shares, shares authorized	23,614,698,720	23,614,698,720	23,614,698,720	23,614,698,720
Ordinary Shares, shares issued	2,666,966,855	2,666,966,855	584,865,410	584,865,410
Ordinary Shares, shares outstanding	2,666,966,855	2,666,966,855	584,865,410	584,865,410
Parent | Class B Ordinary Shares
KE Holdings Inc. shareholders' equity (deficit)
Ordinary Shares, shares authorized	885,301,280	885,301,280	885,301,280	885,301,280
Ordinary Shares, shares issued	885,301,280	885,301,280	885,301,280	885,301,280
Ordinary Shares, shares outstanding	885,301,280	885,301,280